QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 04/30

 Date of reporting period: 07/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

APPLIED FINANCE CORE FUND(A) SCHEDULE OF INVESTMENTS July 31, 2019 (unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.42%

COMMUNICATIONS SERVICES - 3.56%
Charter Communications, Inc. - Class A*	2,564	$988,114
Facebook, Inc. - Class A*	5,073	985,329
Sirius XM Holdings Inc.	134,129	839,648
		2,813,091

CONSUMER DISCRETIONARY - 14.81%
AMC Networks Inc. - Class A*	15,828	844,899
AutoZone, Inc.*	797	895,063
Booking Holdings Inc.*	452	852,748
BorgWarner Inc.	21,775	823,095
CBS Corp. - Class B	17,578	905,443
Kohl’s Corp.	19,020	1,024,417
Macy’s Inc.	40,871	928,998
Marriott International, Inc. - Class A	7,108	988,438
Omnicom Group Inc.	11,049	886,351
O’Reilly Automotive, Inc.*	2,431	925,627
PulteGroup, Inc.	31,413	989,824
Toll Brothers, Inc.	21,694	780,333
Viacom Inc. - Class B*	28,628	868,860
		11,714,096

CONSUMER STAPLES - 7.08%
Constellation Brands, Inc. - Class A	3,964	780,194
The J.M. Smucker Co.	6,640	738,302
Mondelez International, Inc. - Class A	14,432	771,968
Monster Beverage Corp.*	12,400	799,428
Tyson Foods, Inc.	10,000	795,000
Walgreens Boots Alliance, Inc.	16,851	918,211
Walmart Inc.	7,231	798,158
		5,601,261

ENERGY - 3.35%
Kinder Morgan, Inc.	36,340	749,331
Marathon Petroleum Corp.	9,490	535,141
PBF Energy Inc. - Class A	23,320	651,328
Valero Energy Corp.	8,419	717,720
		2,653,520

FINANCIALS - 12.70%
Aflac Inc.	16,144	849,820
Ally Financial Inc.	27,352	900,154
American Express Co.	7,242	900,687
Ameriprise Financial, Inc.	6,112	889,357
Capital One Financial Corp.	10,464	967,083
Credit Acceptance Corp.*	2,099	1,003,385
Discover Financial Services	9,471	849,928
Lincoln National Corp.	14,918	974,742
Morgan Stanley	19,025	847,754
Prudential Financial, Inc.	9,751	987,874
S&P Global Inc.	3,568	873,982
		10,044,766

HEALTH CARE - 11.76%
AbbVie Inc.	10,649	709,436
Amgen Inc.	4,395	820,019
Anthem, Inc.	3,120	919,183
Centene Corp.*	14,868	774,474
Cerner Corp.	12,152	870,691
Gilead Sciences, Inc.	13,939	913,283
HCA Healthcare, Inc.	6,412	856,066
Johnson & Johnson	5,838	760,224
Merck & Company, Inc.	11,190	928,658
Molina Healthcare, Inc.*	6,644	882,190
Stryker Corp.	4,143	869,119
		9,303,343

APPLIED FINANCE CORE FUND(A) SCHEDULE OF INVESTMENTS July 31, 2019 (unaudited)
	Shares	Fair Value
INDUSTRIAL - 9.53%
Allison Transmission Holdings, Inc.	20,653	$949,005
HD Supply Holdings, Inc.*	22,090	894,866
Sensata Technologies Holding PLC*	18,192	862,847
TransDigm Group Inc.*	1,823	884,957
Union Pacific Corp.	5,428	976,769
United Airlines Holdings, Inc.*	10,858	997,959
United Rentals, Inc.*	8,266	1,046,062
Verisk Analytics, Inc.	6,119	928,375
		7,540,840

INFORMATION TECHNOLOGY - 23.47%
Alphabet Inc. - Class A*	800	974,560
Broadcom Inc.	3,089	895,779
CDW Corp.	7,862	928,974
Fidelity National Information Services, Inc.	8,843	1,178,330
Fiserv, Inc.*	10,626	1,120,299
FleetCor Technologies, Inc.*	3,317	942,592
Hewlett Packard Enterprise Co.	57,129	820,944
Intel Corp.	15,863	801,875
Jabil Inc.	32,122	991,927
KLA Corp.	8,005	1,091,242
Leidos Holdings, Inc.	13,095	1,075,099
Mastercard Inc.	3,435	935,247
NCR Corp.*	32,877	1,111,571
ON Semiconductor Corp.*	44,299	952,871
Qorvo, Inc.*	13,635	999,309
Visa Inc. - Class A	5,964	1,061,592
The Western Union Co.	44,354	931,434
Xerox Holdings Corp.	25,665	823,847
Zebra Technologies Corp.*	4,432	934,664
		18,572,156

MATERIALS - 2.25%
Celanese Corp.	10,144	1,137,852
LyondellBasell Industries NV - Class A	7,698	644,246
		1,782,098

REAL ESTATE - 3.32%
Host Hotels & Resorts, Inc.	42,259	734,884
Medical Properties Trust, Inc.	52,200	913,500
VEREIT, Inc.	107,097	976,725
		2,625,109

TELECOMMUNICATIONS - 1.00%
Verizon Communications Inc.	14,372	794,340

UTILITIES - 2.59%
The AES Corp.	47,103	790,859
Exelon Corp.	15,834	713,480
Vistra Energy Corp.*	25,372	544,483
		2,048,822

TOTAL COMMON STOCKS - 95.42%		75,493,442

EXCHANGE TRADED FUNDS - 3.38%

LARGE CAP - 3.38%
SPDR S&P 500 ETF Trust	9,000	2,676,870

TOTAL EXCHANGE TRADED FUNDS - 3.38%		2,676,870

TOTAL INVESTMENTS - 98.80%		78,170,312
Other assets, net of liabilities - 1.20%		947,178
NET ASSETS - 100.00%		$79,117,490

(A) Prior to August 28, 2019, the Applied Finance Core Fund was named the Toreador Core Fund.

* Non-income producing

APPLIED FINANCE CORE FUND(A) SCHEDULE OF INVESTMENTS July 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$75,493,442	$—	$—	$75,493,442
Exchange Traded Funds	2,676,870	—	—	2,676,870
Total Investments	$78,170,312	$—	$—	$78,170,312

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $65,370,355 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,436,807
Gross unrealized depreciation	(1,636,850)
Net unrealized appreciation	$12,799,957

APPLIED FINANCE DIVIDEND FUND(A)
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99%

AUSTRALIA - 5.48%
Aristocrat Leisure Ltd	13,502	$284,968
Qantas Airways Ltd	61,223	240,723
Stockland Corp. Ltd	95,379	300,148
		825,839

AUSTRIA - 1.87%
OMV AG	5,573	280,996

BELGIUM - 0.64%
KBC Group NV	1,479	95,919

CANADA - 7.86%
Canadian Imperial Bank of Commerce	2,800	220,276
Dollarama Inc.	8,252	307,001
Eldorado Gold Corp.*	54,901	422,738
Power Corp. of Canada	11,000	234,160
		1,184,175

CHINA - 5.65%
China Conch Venture Holdings Ltd	88,914	307,246
China Resources Cement Holdings Ltd	272,781	252,640
China Resources Gas Group Ltd	57,106	291,074
		850,960

DENMARK - 1.48%
H. Lundbeck A/S	5,723	222,933

FINLAND - 0.60%
Stora Enso OYJ-R SHS	7,761	90,121

FRANCE - 7.23%
Kering S.A.	512	267,499
Pernod Ricard S.A.	1,606	284,247
Sanofi ADR	6,200	258,540
Thales S.A.	2,455	278,793
		1,089,079

GERMANY - 6.47%
Freenet AG	12,547	247,831
Fresenius SE & Co. KGaA	4,923	249,482
Hochtief AG	1,702	194,702
Porsche Automobil Holding-P	4,243	281,786
		973,801

GREAT BRITAIN - 14.91%
3i Group PLC	21,392	290,724
Berkeley Group Holdings	5,451	258,234
BTG PLC*	23,316	238,259
Centrica PLC	152,656	141,877
Compass Group PLC	11,316	287,946
Imperial Brands PLC-Spon ADR	8,340	212,503
Intermediate Capital Group	18,941	321,623
Sensata Technologies Holding PLC*	5,000	237,150
Unilever PLC-Spon ADR	4,294	258,155
		2,246,471

APPLIED FINANCE DIVIDEND FUND(A)
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

	Shares	Fair Value
HONG KONG - 1.95%
China Resources Land Ltd	67,988	$293,127

ITALY - 1.72%
ACEA SpA	13,688	258,335

JAPAN - 25.25%
Astellas Pharma Inc.	19,000	271,766
Chiba Bank Ltd	43,400	215,781
Dai Nippon Printing Co., Ltd	4,500	95,047
FUJIFILM Holdings Corp.	5,936	283,164
Fukuoka Financial Group, Inc.	12,000	221,195
HASEKO Corp.	22,800	248,972
Japan Tobacco Inc.	10,800	240,591
Kirin Holdings Co., Ltd	11,900	259,672
Mitsubishi UFJ Financial Group Inc.	47,900	231,187
Mixi, Inc.	10,800	205,440
Orix Corp.	17,800	255,913
Resona Holdings, Inc.	52,900	216,451
Shinsei Bank, Ltd	18,000	273,455
Softbank Group Corp. Unsponsored ADR	12,000	309,840
Sumitomo Mitsui Trust Holdings, Inc.	7,050	242,378
Toyota Boshoku Corp.	16,500	232,589
		3,803,441

NETHERLANDS - 3.46%
LyondellBasell Industries N.V.	2,800	234,332
Signify N.V.	10,494	286,688
		521,020

NEW ZEALAND - 1.07%
Air New Zealand Ltd	90,000	161,149

SPAIN - 3.30%
ACS Actividades de Construccion y Servicios S.A.	6,761	275,365
Mediaset Espana Comunicacion S.A.	37,458	221,838
		497,203

SWEDEN - 1.56%
Swedish Match AB	6,110	235,495

SWITZERLAND - 5.49%
Adecco Group S.A.-REG	4,909	269,881
LafargeHolcim Ltd	5,660	279,686
Novartis AG-Spon ADR	3,035	277,945
		827,512

TOTAL COMMON STOCKS - 95.99%		14,457,576

TOTAL INVESTMENTS - 95.99%		14,457,576
Other assets, net of liabilities - 4.01%		604,489
TOTAL NET ASSETS - 100.00%		$15,062,065

(A) Prior to August 28, 2019, the Applied Finance Dividend Fund was named the Toreador International Fund.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

* Non-income producing

APPLIED FINANCE DIVIDEND FUND(A)
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$14,457,576	$—	$—	$14,457,576
Total Investments	$14,457,576	$—	$—	$14,457,576

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,293,795 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,500,384
Gross unrealized depreciation	(2,336,603)
Net unrealized depreciation	$(836,219)

APPLIED FINANCE EXPLORER FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.70%

COMMUNICATION SERVICES - 0.87%
Sinclair Broadcast Group, Inc. - Class A	3,560	$178,890

CONSUMER DISCRETIONARY - 13.36%
AMC Networks Inc. - Class A*	3,276	174,873
Asbury Automotive Group Inc.*	2,691	247,787
Dillard’s, Inc.	2,989	217,539
Everi Holdings Inc.*	16,480	197,925
Extended Stay America, Inc.	13,076	218,631
Frontdoor, Inc.*	5,656	258,140
KB Home	8,024	210,790
MasterCraft Boat Holdings, Inc.*	10,191	169,171
M.D.C. Holdings, Inc.	5,317	192,156
National CineMedia, Inc.	24,429	173,934
Planet Fitness, Inc. - Class A*	2,562	201,527
Rent-A-Center, Inc.*	7,229	195,400
Sleep Number Corp.*	6,074	298,659
		2,756,532

CONSUMER STAPLES - 2.79%
Sprouts Farmers Market, Inc.*	9,934	168,183
TreeHouse Foods, Inc.*	4,140	245,668
Turning Point Brands, Inc.	4,341	161,181
		575,032

ENERGY - 3.91%
Arch Coal, Inc. - Class A	2,517	224,416
Berry Petroleum Corp.	21,664	212,307
PBF Energy Inc. - Class A	7,048	196,851
QEP Resources, Inc.*	35,042	173,458
		807,032

FINANCIALS - 17.24%
American Equity Investment Life Holding Co.	8,181	211,070
Axos Financial, Inc.*	7,237	212,116
Credit Acceptance Corp.*	433	206,987
Encore Capital Group, Inc.*	6,785	244,124
Enova International, Inc.*	8,344	224,871
Evercore Inc. - Class A	2,183	188,546
Flagstar Bancorp, Inc.	6,781	233,809
MGIC Investment Corp.*	15,268	196,194
NMI Holdings, Inc. - Class A*	8,032	199,836
PennyMac Financial Services, Inc.	11,363	272,826
Primerica, Inc.	1,777	218,020
Prospect Capital Corp.	34,321	227,205
Radian Group Inc.	10,001	228,023
Virtus Investment Partners, Inc.	2,374	254,398
Walker & Dunlop, Inc.	3,898	227,409
Western Asset Mortgage Capital Corp.	20,992	213,279
		3,558,713

HEALTH CARE - 17.71%
Amedisys, Inc.*	1,699	234,275
AMN Healthcare Services, Inc.*	3,937	210,157
ANI Pharmaceuticals, Inc.*	2,660	225,009
Eagle Pharmaceuticals Inc.*	3,960	217,246
Emergent BioSolutions, Inc.*	4,965	219,155
Encompass Health Corp.	3,861	246,486
The Ensign Group, Inc.	4,182	252,007
Innoviva, Inc.*	14,687	174,481
Integer Holdings Corp.*	2,757	241,320
Lantheus Holdings, Inc.*	7,741	175,101
Medpace Holdings, Inc.*	3,399	267,705
Myriad Genetics, Inc.*	8,292	241,629
PRA Health Sciences, Inc.*	2,589	258,667
Prestige Consumer Healthcare Inc.*	6,975	241,335
Tenet Healthcare Corp.*	11,301	266,365
Tivity Health, Inc.*	10,606	185,075
		3,656,013

APPLIED FINANCE EXPLORER FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

	Shares	Fair Value
INDUSTRIAL - 15.50%
Applied Industrial Technologies, Inc.	3,545	$215,678
Allegiant Travel Co.	1,378	206,493
Atkore International Group Inc.*	7,911	215,891
Avis Budget Group, Inc.*	6,475	235,625
BMC Stock Holdings, Inc.*	9,473	200,354
Builders FirstSource, Inc.*	12,121	208,239
Continental Building Products, Inc.*	9,415	231,421
Deluxe Corp.	4,904	218,816
Foundation Building Materials, Inc.*	11,705	201,443
Generac Holdings Inc.*	2,860	206,778
MasTec, Inc.*	4,060	208,359
Meritor, Inc.*	8,778	217,080
SkyWest, Inc.	3,872	235,069
Thermon Group Holdings, Inc.*	8,038	203,683
Trinity Industries, Inc.	9,881	193,668
		3,198,597

INFORMATION TECHNOLOGY - 13.87%
Belden Inc.	3,379	153,609
Ciena Corp.*	4,621	208,962
Conduent Inc.*	24,348	221,567
Diodes Inc.*	6,389	272,171
Endurance International Group Holdings, Inc.*	37,104	175,873
Insight Enterprises, Inc.*	4,192	230,644
j2 Global, Inc.	2,653	236,356
ScanSource, Inc.*	5,842	198,336
Science Applications International Corp.	2,650	226,230
SMART Global Holdings, Inc.*	8,645	263,154
Synaptics Inc.*	6,996	225,131
Tech Data Corp.*	2,182	221,124
Xperi Corp.	10,716	228,787
		2,861,944

MATERIALS - 3.50%
Kaiser Aluminum Corp.	1,833	176,463
Kraton Corp.*	5,913	181,352
SunCoke Energy Inc.*	20,018	151,937
Verso Corp. - Class A*	13,130	212,443
		722,195

REAL ESTATE - 6.55%
Chatham Lodging Trust	9,580	171,099
Empire State Realty Trust, Inc.	15,206	213,036
Mack-Cali Realty Corp.	8,899	211,618
RLJ Lodging Trust	10,280	177,638
Ryman Hospitality Properties, Inc.	2,318	173,850
Tanger Factory Outlet Centers, Inc.	11,728	186,241
Xenia Hotels & Resorts, Inc.	10,217	218,950
		1,352,432

UTILITIES - 2.40%
Clearway Energy, Inc.	14,264	257,037
PNM Resources, Inc.	4,804	238,615
		495,652

TOTAL COMMON STOCKS - 97.70%		20,163,032

MONEY MARKET FUNDS - 1.84%
Federated Treasury Obligations Fund Institutional Class 2.18%**	380,546	380,546

TOTAL INVESTMENTS - 99.54%		20,543,578
Other assets, net of liabilities - 0.46%		95,294
NET ASSETS - 100.00%		$20,638,872

(A) Prior to August 28, 2019, the Applied Finance Explorer Fund was named the Toreador Explorer Fund.

* Non-income producing

** Effective 7 day yield as of July 31, 2019

APPLIED FINANCE EXPLORER FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$20,163,032	$—	$—	$20,163,032
Money Market Funds	380,546	—	—	380,546
Total Investments	$20,543,578	$—	$—	$20,543,578

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,417,583 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,547,628
Gross unrealized depreciation	(1,421,633)
Net unrealized appreciation	$1,125,995

APPLIED FINANCE SELECT FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.65%

CONSUMER DISCRETIONARY - 12.70%
Aptiv PLC	20,966	$1,837,670
Darden Restaurants, Inc.	14,447	1,756,177
LKQ Corp.*	64,608	1,739,893
Lowe’s Companies, Inc.	17,105	1,734,447
Target Corp.	19,985	1,726,704
The Walt Disney Company	17,411	2,489,947
		11,284,838

CONSUMER STAPLES - 9.61%
Constellation Brands, Inc. - Class A	8,600	1,692,652
CVS Health Corp.	29,226	1,632,857
Tyson Foods, Inc. - Class A	24,269	1,929,385
Walgreens Boots Alliance, Inc.	28,223	1,537,871
Walmart Inc.	15,810	1,745,108
		8,537,873

ENERGY - 4.26%
Chevron Corp.	7,281	896,364
ConocoPhillips	15,106	892,462
National Oilwell Varco, Inc.	45,712	1,088,860
Valero Energy Corp.	10,672	909,788
		3,787,474

FINANCIALS - 11.95%
The Allstate Corp.	14,621	1,570,295
Ameriprise Financial, Inc.	11,602	1,688,207
Bank of America Corp.	49,390	1,515,285
Capital One Financial Corp.	16,023	1,480,846
JP Morgan Chase & Co.	13,411	1,555,676
The Travelers Companies, Inc.	10,103	1,481,302
Unum Group	41,430	1,323,688
		10,615,299

HEALTH CARE - 11.31%
Alexion Pharmaceuticals, Inc.*	15,600	1,767,324
Allergan PLC	9,862	1,582,851
Danaher Corp.	12,859	1,806,690
McKesson Corp.	13,468	1,871,379
Pfizer, Inc.	35,909	1,394,706
Thermo Fisher Scientific Inc.	5,880	1,632,758
		10,055,708

INDUSTRIAL - 8.26%
Alaska Air Group, Inc.	20,568	1,303,188
Cummins Inc.	7,082	1,161,448
Quanta Services, Inc.	31,129	1,164,847
Roper Technologies, Inc.	3,574	1,299,685
Stanley Black & Decker, Inc.	7,866	1,160,943
Union Pacific Corp.	6,907	1,242,915
		7,333,026

INFORMATION TECHOLOGY - 25.69%
Alphabet Inc. - Class A*	1,966	2,394,981
Apple Inc.	9,960	2,121,878
Cisco Systems, Inc.	39,434	2,184,644
Facebook, Inc.*	12,305	2,390,000
Fiserv, Inc.*	23,694	2,498,058
HP Inc.	100,038	2,104,800
Intel Corp.	45,686	2,309,427
International Business Machines Corp.	15,605	2,313,285
Mastercard Inc.	8,310	2,262,564
NVIDIA Corp.	13,271	2,239,083
		22,818,720

MATERIALS - 2.47%
CF Industries Holdings, Inc.	22,697	1,124,863
Ecolab Inc.	5,256	1,060,293
		2,185,156

APPLIED FINANCE SELECT FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

	Shares	Fair Value

REAL ESTATE - 2.58%
Host Hotels & Resorts, Inc.	131,786	$2,291,759

TELECOMMUNICATION SERVICES - 2.35%
Verizon Communications Inc.	37,770	2,087,548

UTILITIES - 2.47%
DTE Energy Co.	8,769	1,114,628
Public Service Enterprise Group Inc.	18,885	1,079,278
		2,193,906

TOTAL COMMON STOCKS - 93.65%		83,191,307

EXCHANGE TRADED FUNDS - 3.68%

LARGE CAP - 3.68%
SPDR S&P 500 ETF Trust	11,000	3,271,730

TOTAL EXCHANGE TRADED FUNDS - 3.68%		3,271,730

MONEY MARKET FUNDS - 2.48%
Federated Treasury Obligations Fund Institutional Class 2.18%**	2,206,016	2,206,016

TOTAL INVESTMENTS - 99.81%		88,669,053
Other assets, net of liabilities - 0.19%		164,668
NET ASSETS - 100.00%		$88,833,721

(A) Prior to August 28, 2019, the Applied Finance Select Fund was named the Toreador Select Fund.

* Non-income producing

** Effective 7 day yield as of July 31, 2019

APPLIED FINANCE SELECT FUND(A)

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$83,191,307	$—	$—	$83,191,307
Exchange Traded Funds	3,271,730	—	—	3,271,730
Money Market Funds	2,206,016	—	—	2,206,016
	$88,669,053	$—	$—	$88,669,053

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $82,742,435 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,505,192
Gross unrealized depreciation	(3,578,574)
Net unrealized appreciation	$5,926,618

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	September 25, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	September 25, 2019